PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property Plant and Equipment Disclosure [Text Block]
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	December 31,
	2013	2012

Buildings	$1,172,094	$1,138,907
Plant equipment	10,563,593	10,062,804
Office equipment	215,226	206,115
Motor vehicles	846,687	747,835
	12,797,600	12,155,661
Less: Accumulated depreciation	(4,360,220)	(3,242,916)
	$8,437,380	$8,912,745

Depreciation expense for the years ended December 31, 2013, 2012 and 2011 amounted to $1,088,743, $574,252 and $395,505 respectively.

The buildings, plant and equipment are pledged as collateral to Shanghai Pudong Development Bank ("SPDB") for the bank loans.

TOFA has the right to use its property from 2002 to 2052 under the terms of Property Certificate issued to TOFA by the Chinese government.